Note 4 - Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Summary of Loans Receivable Table [Text Block]
(Dollars in thousands)	2014	2013
Residential real estate loans:
1-4 family conventional	$69,372	75,958
1-4 family FHA	426	464
1-4 family VA	43	45
	69,841	76,467
Commercial real estate:
Lodging	28,466	33,603
Retail/office	40,279	42,490
Nursing home/health care	7,032	6,558
Land developments	17,766	28,643
Golf courses	5,505	6,574
Restaurant/bar/café	3,370	3,609
Alternative fuel plants	5,377	9,783
Warehouse	10,137	9,180
Construction:
1-4 family builder	6,454	7,299
Multi-family	1,062	0
Commercial real estate	5,087	552
Manufacturing	8,022	11,344
Churches/community service	8,385	7,199
Multi-family	15,700	8,113
Convenience stores	8,562	0
Other	20,464	19,503
	191,668	194,450
Consumer:
Autos	1,124	971
Home equity line	36,832	36,178
Home equity	12,420	11,629
Consumer – secured	1,168	1,070
Land/lot loans	1,670	1,827
Savings	128	177
Mobile home	263	360
Consumer – unsecured	1,320	1,211
	54 ,925	53,423

Commercial business	57,122	71,709
Total loans	373,556	396,049
Less:
Unamortized discounts	14	33
Net deferred loan fees	97	0
Allowance for loan losses	8,332	11,401
Total loans receivable, net	$365,113	384,615
Commitments to originate or purchase loans	$29,635	39,507
Commitments to deliver loans to secondary market	$3,279	2,025
Weighted average contractual rate of loans in portfolio	4.52%	4.71%

Schedule of Loans and Lease Receivable Single Family and Multi Family Residential Loans By Location [Table Text Block]
	2014		2013
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Iowa	$3,145	4.5%	$3,793	5.0%
Minnesota	62,219	89.1	69,219	90.5
Wisconsin	3,160	4.5	1,770	2.3
Other states	1,317	1.9	1,685	2.2
Total	$69,841	100.0%	$76,467	100.0%
Amounts under one million dollars in both years are included in “Other states”.

Schedule of Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate ByLocation [Table Text Block]
	2014		2013
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Alabama	$2,202	1.2%	$0	0.0%
Florida	2,253	1.2	2,312	1.2
Idaho	3,810	2.0	3,936	2.0
Indiana	3,501	1.8	5,023	2.6
Iowa	0	0.0	1,267	0.6
Michigan	2,558	1.3	0	0.0
Minnesota	145,341	75.8	163,040	83.9
North Carolina	5,598	2.9	5,576	2.9
North Dakota	1,572	0.8	1,282	0.7
Wisconsin	22,354	11.7	10,589	5.4
Other states	2,479	1.3	1,425	0.7
Total	$191,668	100.0%	$194,450	100.0%
Amounts under one million dollars in both years are included in “Other states”.